Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation		The consolidated financial statements and accompanying notes were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and regulations of the U.S. Securities and Exchange Commission. The accompanying financial statements are consolidated for the year ended December 31, 2021 and include the accounts of Nautilus Biotechnology, Inc. (i.e. former ARYA) and its wholly-owned subsidiary, Legacy Nautilus, following the Reverse Recapitalization as further discussed in Note 3 “Reverse Recapitalization.” All other accompanying financial statements as of December 31, 2020 and for the year ended December 31, 2020 include only the accounts of Legacy Nautilus. All intercompany transactions and balances have been eliminated upon consolidation. The Company’s reporting currency is the U.S. dollar.
Use of Estimates		The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements, and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include determining the estimated lives of property and equipment, stock-based compensation including the estimated fair value per share of common stock prior to the date the Company became public, research and development accruals, and the valuation allowance for deferred tax assets. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. The Company adjusts such estimates and assumptions when facts and circumstances dictate. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in future periods. As future events and their effects cannot be determined with precision, actual results could materially differ from those estimates and assumptions.
Concentrations of Credit Risk and Other Risks and Uncertainties
Credit risk represents the accounting loss that would be recognized as of the reporting date if counterparties failed completely to perform as contracted.
Financial instruments, which potentially subject the Company to concentration of credit risk, consist of cash balances maintained in excess of federal depository insurance limits and investments in U.S. Treasury securities that are not federally insured. The Company has not experienced any losses in such accounts and believes it is not exposed to significant credit risk on cash or investments. The Company relies, and expects to continue to rely, on a number of vendors to provide services, supplies and materials related to its research and development programs. The Company relies on single source suppliers for certain components and materials used in the Nautilus platform. The loss of any of these single source suppliers would require us to expend significant time and effort to locate and qualify an alternative source of supply for these components. The Company also relies, and expects to continue to rely, on third-party manufacturers and, in many cases, single third-party manufacturers for the production of certain reagents and antibodies. These programs could be adversely affected by a significant interruption in these services or the availability of materials.
The Company is subject to risks similar to those of other pre-clinical stage companies in the biopharmaceutical industry, including dependence on key individuals, the need to develop commercially viable products, competition from other companies, many of whom are larger and better capitalized, the impact of the COVID-19 pandemic and the need to obtain adequate additional financing to fund the development of its products. There can be no assurance that the Company’s research and development will be successfully completed, that adequate protection for the Company’s intellectual property will be maintained, that any products developed will obtain required regulatory approval or that any approved products will be commercially viable. Even if the Company’s development efforts are successful, it is uncertain when, if ever, the Company will generate significant revenue from the sale of its products.

Segment Reporting		Operating segments are defined as components of an entity where discrete financial information is evaluated regularly by the chief operating decision market (“CODM”) in deciding how to allocate resources and in assessing performance. The Company’s Chief Executive Officer is its CODM. The Company’s CODM reviews financial information presented on a consolidated basis for the purposes of making operating decisions, allocating resources and evaluating financial performance. As such, the Company has determined that it operates in one operating and one reportable segment. The Company’s long-lived assets are entirely based in the United States.
Cash and Cash Equivalents		The Company considers all highly-liquid investments with an original maturity of three months or less as of the date of acquisition to be cash equivalents.
Investments
The Company considers investments with an original maturity greater than three months and remaining maturities less than one year to be short-term investments. The Company classifies those investments that are not required for use in current operations and that mature in more than 12 months as long-term investments.
The Company classifies its investments as available for sale and reports them at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income (loss). For investments sold prior to maturity, the cost of investments sold is based on the specific identification method. Realized gains and losses on the sale of investments are recorded in other income (expense), net in the consolidated statement of operations.
Other-than-temporary Impairment
The Company evaluates its investments with unrealized losses for other-than-temporary impairment. When assessing investments for other-than-temporary declines in value, the Company considers factors such as, among other things, the extent and length of time the investment’s fair value has been lower than its cost basis, the financial condition and near-term prospects of the investment, the Company’s ability and intent to retain the investment for a period of time sufficient to allow for any anticipated recovery in fair value, and the expected cash flows from the security. If any adjustments to fair value reflects a decline in the value of the investment that the Company considers to be “other than temporary,” the Company reduces the investment to fair value through a charge to the consolidated statement of operations and consolidated statement of comprehensive loss. No such adjustments were necessary during the periods presented.
Fair Value of Financial Instruments
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value.
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:
Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.
In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.
The carrying amounts of cash and cash equivalents, prepaid expenses and other current assets, accounts payable and accrued expenses and other liabilities approximate their respective fair values due to their short-term nature.

Offering Costs		Specific incremental costs (i.e. consisting of legal, accounting and other fees and costs) directly attributable to a proposed or actual offering of securities are deferred and charged against the gross proceeds of the offering. In the event of a significant delay or cancellation of a planned offering of securities, all of the costs are expensed. Offering costs capitalized as of December 31, 2020 were $0.2 million and are included within Other long term assets on the Company's consolidated balance sheets. There were no deferred offering costs capitalized as of December 31, 2021.
Property and Equipment, net
Property and equipment, net, consisting primarily of laboratory equipment, computers, furniture and fixtures, and office equipment are recorded at cost and are depreciated on a straight-line basis over their estimated useful life.
Useful lives assigned to property and equipment are as follows:

Laboratory equipment	3 years to 5 years
Computer hardware	3 years
Furniture and fixtures	3 years
Office equipment	3 years to 5 years
Leasehold improvements	Shorter of estimated useful life or remaining lease term
When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts, and any resulting gain or loss is recognized as income or loss for the period.
Maintenance and repairs are charged to operating expense in the period incurred.
Impairment of Long-Lived Assets		The Company periodically reviews its long-lived assets, including property and equipment, for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. With respect to property and equipment subject to depreciation, the Company compares the carrying value of the long-lived assets with the estimated future net undiscounted cash flows expected to result from the use and eventual disposition of the asset (or asset group). Should the sum of the estimated future net undiscounted cash flows be less than the carrying value, the Company would recognize an impairment loss as of that date. An impairment loss would be measured by comparing the amount by which the carrying value exceeds the fair value of the long-lived assets.
Leases		The Company determines if an arrangement includes a lease at inception by assessing whether there is an identified asset and whether the contract conveys the right to control the use of the identified asset for a period of time in exchange for consideration. Operating leases with a term of more than one year are included in operating lease right-of-use (“ROU”) assets and operating lease liabilities on the Company's consolidated balance sheets. ROU assets represent the Company's right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments. Operating lease ROU assets and liabilities are recognized on the lease commencement date based on the present value of the future minimum lease payments over the lease term. The Company uses the incremental borrowing rate commensurate with the lease term based on the information available at the lease commencement date in determining the present value of the lease payments as the Company's leases generally do not provide an implicit rate. ROU assets initially equal the lease liability, adjusted for any prepaid lease payments and initial direct costs incurred, less any lease incentives received. Certain of the Company's leases include renewal options which allow the Company to, at its election, renew or extend the lease for a fixed or indefinite period of time. These renewal periods are included in the lease terms when the Company is reasonably certain the options will be exercised. Lease expense is recognized on a straight-line basis over the lease term when leases are operating leases. If it is considered a finance lease, expense is recognized over the lease term within interest expense and amortization in the Company’s consolidated statements of operations. The Company also has lease arrangements with lease and non-lease components. The Company elected the practical expedient not to separate non-lease components from lease components for the Company's facility leases and to account for the lease and non-lease components as a single lease component. The Company also elected to apply the short-term lease measurement and recognition exemption in which ROU assets and lease liabilities are not recognized for leases with terms of 12 months or less.
Income Taxes
The Company accounts for income taxes using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are provided if, based upon the weight of available evidence, it is more likely than not that some or all of the net deferred tax assets will not be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and recent results of operations, primarily over the most recent three-year period.
The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained upon an audit. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being recognized. Changes in recognition or measurement are reflected in the period in which the change in judgement occurs.

Research and Development
Costs for research and development activities are expensed in the period in which they are incurred. Research and development expenses consist of costs incurred in performing research and development activities, including salaries and bonuses, stock-based compensation, employee benefits, facilities costs, laboratory supplies, depreciation and amortization, external costs of vendors engaged to conduct research and development activities.
As part of the process of preparing its financial statements, the Company estimates its accrued expenses. This process involves reviewing quotations and contracts, identifying services that have been performed on the Company’s behalf and estimating the level of services performed and the associated cost incurred for services for which the Company has not yet been invoiced or otherwise notified of the actual cost. The majority of the Company’s service providers invoice monthly in arrears for services performed or when contractual milestones are met. The Company makes estimates of its accrued expenses at the end of each reporting period based on the facts and circumstances known to the Company at that time. The significant estimates in the Company’s accrued research and development expenses relate to expenses incurred with respect to academic research centers and other vendors in connection with research and development activities for which the Company has not yet been invoiced.

Fair Value of Common Stock		The fair value of the Company’s common stock is determined by its Board of Directors with input from management and third-party valuation specialists. The Company’s approach to estimate the fair value of the Company’s common stock is consistent with the methods outlined in the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation. Determining the best estimated fair value of the Company’s common stock requires significant judgement and management considers several factors, including the Company’s stage of development, equity market conditions affecting comparable public companies, significant milestones and progress of research and development efforts. Subsequent to the completion of the Business Combination (as defined in Note 1 and further described in Note 3) the fair value of the Company’s common stock is determined by using the closing price per share of common stock as reported on the Nasdaq.
Stock-based Compensation
The Company accounts for stock-based compensation expense by calculating the estimated fair value of each employee and nonemployee award at the grant date or modification date by applying the Black-Scholes option pricing model (the “model”). The model utilizes the estimated value of the Company’s underlying common stock at the measurement date, the expected or contractual term of the option, the expected stock price volatility, risk-free interest rates, and expected dividend yield of the common stock. Stock-based compensation expense is recognized on a straight-line basis over the requisite service period, which is generally the vesting period. Forfeitures are recognized in the period in which the forfeiture occurs. The Company classifies stock-based compensation expense in its statement of operations in the same manner in which the award recipient’s payroll costs are classified or in which the award’s recipient’s service payments are classified. The Company’s stock-based compensation programs include stock options grants, as well as shares issued under its 2021 Employee Stock Purchase Plan.
The Company calculates the expected term as the mid-point between the requisite service period and the contractual term of the award.
The Company bases its estimate of expected volatility on the historical volatility of comparable companies from a representative peer group selected based on industry, financial, and market capitalization data.
The Company has never declared or paid any dividends and does not currently expect to do so in the future. The risk-free interest rate used in the model is based on the implied yield currently available in the U.S. Treasury securities at maturity with an equivalent term.

Comprehensive loss		Comprehensive loss consists of net loss and other gains or losses affecting stockholders’ equity (deficit) that, under U.S. GAAP are excluded from net loss. For the years ended December 31, 2021 and 2020, unrealized losses on debt securities were included as components of comprehensive loss.
Net Loss per Share Attributable to Common Stockholders		Basic net loss per common share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of common stock outstanding during the period, without consideration of potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common stock and potentially dilutive securities outstanding for the period. For the purposes of the diluted net loss per share calculation, the redeemable convertible preferred stock, common stock subject to repurchase, stock options and common stock warrants are considered to be potentially dilutive securities. Basic and diluted net loss per share attributable to common stockholders is presented in conformity with the two-class method required for participating securities as the redeemable convertible preferred stock and early exercised stock options are considered to be participating securities. The two-class method determines net income (loss) per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income (loss) available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to share in undistributed earnings as if all income (loss) for the period had been distributed. The Company’s redeemable convertible preferred stock does not have a contractual obligation to share in the Company’s losses. As such, the net loss is attributed entirely to common stockholders. Since the Company has reported a net loss for all periods presented, diluted net loss per common share is the same as basic net loss per common share for those periods.
Accounting Pronouncements	The Company is provided the option to adopt new or revised accounting guidance as an “emerging growth company” under the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) either (1) within the same periods as those otherwise applicable to public business entities, or (2) within the same time periods as non-public business entities, including early adoption when permissible. With the exception of standards the Company elected to early adopt, when permissible, the Company has elected to adopt new or revised accounting guidance within the same time period as non-public business entities, as indicated below.
Recently Adopted Accounting Standards
In August 2018, the FASB issued ASU No. 2018-15, “Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement,” to help entities evaluate the accounting for fees paid by a customer in a cloud computing arrangement (hosting arrangement) by providing guidance for determining when the arrangement includes a software license. The ASU will become effective for annual periods beginning after December 15, 2020. The Company adopted this guidance effective January 1, 2021 using the prospective method, which did not have a material impact on the Company’s consolidated financial statements.
Recently Issued Accounting Pronouncements Not Yet Adopted
In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments- Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”, which amends existing guidance on the impairment of financial assets and adds an impairment model that is based on expected losses rather than incurred losses and requires an entity to recognize as an allowance its estimate of expected credit losses for its financial assets. An entity will apply this guidance through a cumulative-effect adjustment to retained earnings upon adoption (a modified-retrospective approach) while a prospective transition approach is required for debt securities for which an other-than-temporary impairment had been recognized before the effective date. This ASU is effective for the Company for its fiscal year ending December 31, 2023. Early adoption is permitted. The Company is in the process of evaluating the impact of the adoption of this ASU on its consolidated financial statements and related disclosures. The Company does not anticipate adoption to have a material impact on its consolidated financial statements.
In December 2019, the FASB issued ASU No. 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes”, which enhances and simplifies various aspects of the income tax accounting guidance, including requirements such as the elimination of exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period, the recognition of deferred tax liabilities for outside basis differences, ownership changes in investments, and tax basis step-up in goodwill obtained in a transaction that is not a business combination. This ASU is effective for the Company for its fiscal year ending December 31, 2022. Early adoption is permitted. The Company is in the process of evaluating the impact of the adoption of this ASU on its consolidated financial statements and related disclosures. The Company does not anticipate adoption to have a material impact on its consolidated financial statements.
In March 2020, the FASB issued ASU No. 2020-04, “Reference Rate Reform (Topic 848).” The amendments in ASU 2020-04 provide optional expedients and exceptions for applying generally accepted accounting principles to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. An entity may elect to apply the amendments for contract modifications by Topic or Industry Subtopic as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020, or prospectively from the date that the financial statements are available to be issued. Once elected for a Topic or an Industry Subtopic, the amendments must be applied prospectively for all eligible contract modifications for that Topic or Industry Subtopic. The Company is in the process of evaluating the impact of the adoption of this ASU on its consolidated financial statements and related disclosures. The Company does not anticipate adoption to have a material impact on its consolidated financial statements.